UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.5%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.1%
$ 2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,965,959
		$2,965,959

Education — 5.0%
$ 9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$9,568,710
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,934,622
		$13,503,332

Electric Utilities — 10.8%
$ 6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$6,858,085
1,300	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,339,832
2,000	Brazos River Authority, TX, Pollution Control Revenue (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,186,120
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,587,985
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,813,832
1,000	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	1,105,680
3,400	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,759,312
2,550	Pennsylvania Economic Development Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,819,484
		$29,470,330

Escrowed / Prerefunded — 16.7%
$ 3,600	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 7.25%, 12/1/34 (1)	$3,964,235
3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	3,684,810
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	18,279,100
1,000	Halifax, FL, Medical Center, Prerefunded to 10/01/10, 7.25%, 10/1/24	1,131,690
5,000	Illinois Health Facility Authority, (Loyola University Health System), Prerefunded to 7/1/11, 6.00%, 7/1/21	5,435,100

$ 4,325	Louisiana Public Facilities Authority, (Eden Point), Prerefunded to 3/1/09, 6.25%, 3/1/34	$4,614,905
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	1,560,216
2,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	2,339,677
1,290	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	1,509,094
2,770	Wisconsin Health & Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	2,983,733
		$45,502,560

General Obligations — 4.0%
$ 1,500	California, 5.25%, 11/1/29	$1,611,990
4,950	California, 5.50%, 11/1/33	5,414,260
3,600	New York City, NY, 5.25%, 6/1/28 (1)	3,858,348
		$10,884,598

Health Care - Miscellaneous — 0.9%
$ 487	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	$501,318
1,284	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,326,877
487	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program , 7.75%, 12/1/36	508,885
		$2,337,080

Hospital — 17.8%
$ 2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$2,082,200
5,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	5,334,350
600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	622,524
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,292,848
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,266,648
835	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	877,802
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,023,994

$ 6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	$6,525,120
2,635	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,792,626
5,275	Indiana Health & Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	5,469,648
2,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	435,840
5,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	1,030,500
7,590	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,335,536
950	Lehigh County, General Purpose Authority, (St. Lukes Hospital), Variable Rate, 5.95%, 8/15/33 (2)(3)	950,000
900	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	958,194
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,659,692
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,119,680
730	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	743,775
2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	2,576,100
1,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	1,658,595
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,148,350
1,370	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,492,793
		$48,396,815

Housing — 14.2%
$ 438	California Statewide Communities Development Authority, (AMT), Variable Rate, 20.81%, 6/1/09 (2)(3)(6)	$726,728
2,420	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	2,488,873
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (2)	4,473,920
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (2)	4,186,080
2,145	Colorado Housing and Finance Authority, (Birchwood Manor Project), (AMT), 5.50%, 9/20/36	2,311,624
3,185	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	3,592,999
1,715	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	1,719,390

$ 4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (2)	$4,214,960
5,000	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.70%, 11/1/40	5,025,600
2,865	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,964,100
3,450	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,656,276
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,323,661
		$38,684,211

Industrial Development Revenue — 15.0%
$ 1,780	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$1,837,756
1,617	Broward County, FL, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,672,786
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,397,500
8,000	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	8,248,000
1,220	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	1,241,789
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,580,800
6,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	6,240,660
1,300	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), Variable Rate, 7.75%, 8/1/31	1,582,958
6,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), Variable Rate, 8.00%, 8/1/28	7,417,980
3,500	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), Variable Rate, 8.50%, 8/1/28	4,135,285
4,350	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,463,622
		$40,819,136

Insured-Education — 2.3%
$ 6,000	Massachusetts Health & Educational Facilities Authority, (Berklee College of Music), (MBIA), 5.10%, 10/1/27 (1)	$6,157,080
		$6,157,080

Insured-Electric Utilities — 0.5%
$ 1,350	Wamego, KS, Pollution Control Revenue, (MBIA), 5.30%, 6/1/31	$1,458,203
		$1,458,203

Insured-Escrowed/Prerefunded — 9.9%
$10,000	California, (FGIC), Prerefunded to 12/1/29, 5.34%, 12/1/29 (1)	$10,528,660
10,500	California, (FGIC), Prerefunded to 9/1/10, 5.25%, 9/1/30 (1)	11,103,435
5,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	5,285,000
		$26,917,095

Insured-General Obligations — 11.5%
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	7,661,550
2,075	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	2,044,020
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	12,097,557
4,000	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (2)(3)	4,743,840
5,000	Reno County, KS, Unified School District, (MBIA), 4.00%, 9/1/26	4,910,200
		$31,457,167

Insured-Hospital — 11.2%
$16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$7,221,331
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	7,817,212
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,340,307
12,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28 (1)	12,209,840
		$30,588,690

Insured-Housing — 5.3%
$13,710	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$14,490,291
		$14,490,291

Insured-Special Tax Revenue — 1.6%
$ 4,100	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$4,234,480
		$4,234,480

Insured-Transportation — 21.8%
$ 1,500	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,571,730
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,672,725
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20 (1)	2,630,493
4,930	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.75%, 11/1/30 (1)	5,187,337
4,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 6.125%, 11/1/35 (1)	4,734,894
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	5,694,920
6,600	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,403,160
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	5,808,900
7,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37 (1)	7,326,264
9,825	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	11,783,024
2,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.275%, 7/1/32 (2)(3)	2,298,960
7,000	San Antonio, TX, Airport System, (FGIC), (AMT), 5.25%, 7/1/21 (4)	7,358,260
		$59,470,667

Insured-Water and Sewer — 1.0%
$ 2,730	Marysville, OH, Wastewater Treatment System Revenue, (XLCA), 4.75%, 12/1/46	$2,809,334
		$2,809,334

Nursing Home — 0.8%
$ 2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$2,085,120
		$2,085,120

Other Revenue — 22.2%
$ 3,805	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	$4,108,905

$ 1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	$2,210,108
3,160	Golden State Tobacco Securitization Corp., CA, 6.75%, 6/1/39	3,624,425
5,800	Golden Tobacco Securitization Corp., CA, 5.625%, 6/1/38 (1)	6,419,991
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,605,840
2,300	Northern Tobacco Securitization Corp., 0.00%, 6/1/46	221,053
6,050	Northern Tobacco Securitization Corp., 5.00%, 6/1/46	5,952,353
19,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	20,912,112
3,112	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,235,522
8,530	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	1,267,387
2,400	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	2,278,536
2,400	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/29	2,391,840
2,000	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.876%, 12/1/31 (2)(6)(7)	2,679,393
3,000	Tobacco Settlement Financing Corp., VA, 5.625%, 6/1/37 (1)	3,206,940
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	253,505
		$60,367,910

Senior Living / Life Care — 1.8%
$ 3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	$2,305,454
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (5)	2,649,348
		$4,954,802

Special Tax Revenue — 2.6%
$ 3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,490,806
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09	191,414
1,150	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.50%, 6/15/24	1,215,677
2,115	New Jersey Economic Development Finance Authority, (Cigarette Tax), 5.75%, 6/15/29	2,296,636
		$7,194,533

Transportation — 3.4%
$ 1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,591,305
7,500	Kent County, MI, Airport Facility, 5.00%, 1/1/25 (1)	7,665,788
		$9,257,093

Water and Sewer — 1.1%
$ 3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$3,123,679
		$3,123,679
Total Tax-Exempt Investments — 182.5%
(identified cost $457,370,854)		$497,130,165

Short-Term Investments — 2.1%

Principal Amount (000’s omitted)	Description	Value

$ 5,735	California, (FGIC), Variable Rate, 3.59%, 12/1/29	$5,735,000
Total Short-Term Investments — 2.1%
(at amortized cost $5,735,000)		$5,735,000

Total Investments — 184.6%
(identified cost $463,105,854)		$502,865,165

Other Assets, Less Liabilities — (36.5)%		$(99,421,843)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.1)%		$(131,045,184)

Net Assets Applicable to Common Shares— 100.0%		$272,398,138

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CDC IXIS Financial Guaranty North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association
XLCA	–	XL Capital Assurance, Inc.

At February 28, 2007, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

California	25.5%
Puerto Rico	19.0%
Texas	17.1%
Colorado	16.1%
New Jersey	14.4%
New York	10.3%
Others, representing less than 10% individually	82.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 14.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $32,067,596 or 11.8% of the Trust's net assets applicable to common shares.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default and making only partial interest payments.
(6)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(7)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	300 U.S. Treasury Bond	Short	$(33,845,108)	$(33,881,250)	$(36,142)

Interest Rate Swaps

At February 28, 2007, the Trust entered into an interest rate swap agreement with Morgan Stanley whereby the Trust makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $15,000,000. In exchange the Trust receives bi-annual payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is January 23, 2008. The value of the contract, which terminates on January 23, 2038, is recorded as a payable for open swap contracts of $106,797 on February 28, 2007.

At February 28, 2007, the Trust entered into an interest rate swap agreement with Citibank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $10,000,000. In exchange the Trust receives bi-annual payments at a rate equal to the three month USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $109,992 on February 28, 2007.

At February 28, 2007, the Trust entered into an interest rate swap agreement with Lehman whereby the Trust makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $15,000,000. In exchange the Trust receives bi-annual payments at a rate equal to the three months USD-LIBOR on the same notional amount. The effective date of the interest rate swap is January 23, 2008. The value of the contract, which terminates on January 23, 2038, is recorded as a payable for open swap contracts of $5,641 on February 28, 2007.

At February 28, 2007, the Trust entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $10,000,000. In exchange the Trust receives bi-annual payments at a rate equal to the three month USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates on August 7, 2037, is recorded as a payable for open swap contracts of $176,850 on February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$359,440,312
Gross unrealized appreciation	$40,873,549
Gross unrealized depreciation	(1,288,559)
Net unrealized appreciation	$39,584,990

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007